Taxes, Unrecognized Deferred Tax Assets (Details) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Unrecognized deferred tax assets [Abstract]
Provisions and accruals	$ 8,433	$ 0	$ 0
Property, plant and equipment	15,535	0	0
Capital raising transaction costs	7,135	0	0
Other deductible temporary differences	3,283	0	0
Tax losses	66,793	51,843	38,730
R&D tax credits	34,883	27,948	22,969
FRT disallowed amounts	4,376	0	0
Unrecognized deferred tax assets	$ 140,438	$ 79,791	$ 61,699